Fair value measurements	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair value measurements

3. Fair value measurements

As of December 31, 2022, information about inputs into the fair value measurement of the Group’s assets and liabilities that are measured or disclosed at fair value on a recurring basis in periods subsequent to their initial recognition was as follows:

December 31, 2022	Balance at Fair value	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs
Assets:
Short-term investments – wealth management products	4	4	-	-

As of December 31, 2023, there was nil of short-term investment.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.

Short-term investment consists of wealth management products issued by commercial banks and are redeemable on demand. For the instruments whose fair value is provided by banks at the end of each period, the Group classifies the valuation techniques that use these inputs as Level 1 of fair value measurements.

For the years ended December 31, 2021, 2022 and 2023, the Group recognized investment income from its short-term investments of RMB133, RMB500 and nil, respectively, in the consolidated statements of income and comprehensive income.